Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Operating revenues	¥ 377,124	¥ 366,229	¥ 352,534
Operating expenses
Depreciation and amortization	(75,493)	(74,951)	(67,942)
Network operations and support	(116,062)	(103,969)	(94,156)
Selling, general and administrative	(59,422)	(58,434)	(56,426)
Personnel expenses	(59,736)	(56,043)	(54,504)
Other operating expenses	(37,697)	(45,612)	(52,286)
Total operating expenses	(348,410)	(339,009)	(325,314)
Operating income	28,714	27,220	27,220
Net finance costs	(2,708)	(3,291)	(3,235)
Investment income	38	147	40
Income from investments in associates	2,104	877	91
Earnings before income tax	28,148	24,953	24,116
Income tax	(6,810)	(6,192)	(5,993)
Profit for the year	21,338	18,761	18,123
Other comprehensive income for the year, Items that will not be reclassified subsequently to profit or loss:
Change in fair value of investments in equity instruments at fair value through other comprehensive income	(324)
Deferred tax on change in fair value of investments in equity instruments at fair value through other comprehensive income	82
Items that will not be reclassified subsequently to profit or loss	(242)
Other comprehensive income for the year, Items that may be reclassified subsequently to profit or loss:
Change in fair value of available-for-sale equity securities		(400)	(228)
Deferred tax on change in fair value of available-for-sale equity securities		100	57
Exchange difference on translation of financial statements of subsidiaries outside mainland China	154	(259)	190
Share of other comprehensive income of associates	(7)	7	6
Items that may be reclassified subsequently to profit or loss	147	(552)	25
Other comprehensive income for the year, net of tax	(95)	(552)	25
Total comprehensive income for the year	21,243	18,209	18,148
Profit attributable to
Equity holders of the Company	21,210	18,617	18,018
Non-controlling interests	128	144	105
Profit for the year	21,338	18,761	18,123
Total comprehensive income attributable to
Equity holders of the Company	21,115	18,065	18,043
Non-controlling interests	128	144	105
Total comprehensive income for the year	¥ 21,243	¥ 18,209	¥ 18,148
Basic earnings per share	¥ 0.26	¥ 0.23	¥ 0.22
Number of shares	80,932,368,321	80,932,368,321	80,932,368,321